Cash, cash equivalents and restricted cash	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash

(5)   Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash, as presented in the Condensed Consolidated Statements of Cash Flows, consisted of the following:

	March 31,	December 31,
	2024	2023
Cash and cash equivalents	$3,970	$11,777
Restricted cash (included in Other assets)	350	350
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$4,320	$12,127

Restricted cash of $350 is held by our bank to support our corporate credit card program.

(5)Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash, as presented in the Consolidated Statements of Cash Flows, consisted of the following:

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$11,777	$9,414
Restricted cash (included in Other assets)	350	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$12,127	$9,664

Restricted cash is $350 held by our bank to support our corporate credit card program.